SIGNIFICANT ACCOUNTING POLICIES, Net Interest Margin and Interest Expense (FY) (Details)	5 Months Ended
Dec. 31, 2020 USD ($)
Net Interest Margin and Interest Expense [Abstract]
Interest expense	$ 0